UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22818

Westchester Capital Funds
 (Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
 (Address of principal executive offices) (Zip code)

Roy Behren and Michael T. Shannon
Westchester Capital Funds
100 Summit Lake Drive
Valhalla, New York  10595
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-343-8959

Date of fiscal year end: December 31, 2018

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

	Shares	Value
LONG INVESTMENTS - 96.55%
COMMON STOCKS - 57.02%
AEROSPACE & DEFENSE - 4.73%
KLX, Inc. (a)	41,165	$2,584,339
Rockwell Collins, Inc. (e)	26,311	3,695,906
		6,280,245
ASSET MANAGEMENT & CUSTODY BANKS - 1.48%
The Blackstone Group LP	51,500	1,961,120
AUTO PARTS & EQUIPMENT - 2.37%
Tenneco, Inc. (e)	74,500	3,139,430
BIOTECHNOLOGY - 0.15%
Shire plc - ADR	1,116	202,297
CASINOS & GAMING - 0.00%
Caesars Entertainment Corporation (a)	17	174
COMMUNICATIONS EQUIPMENT - 0.47%
Mitel Networks Corporation (a)(b)	56,188	619,192
COPPER - 0.19%
Nevsun Resources Ltd. (b)	58,286	258,207
DIVERSIFIED CHEMICALS - 4.26%
DowDuPont, Inc. (e)	48,900	3,144,759
Huntsman Corporation (e)	91,891	2,502,192
		5,646,951
DRUG RETAIL - 0.04%
Rite Aid Corporation (a)	36,791	47,093
ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.47%
Orbotech Ltd. (a)(b)(e)	32,889	1,954,922
HEALTH CARE EQUIPMENT & SUPPLIES - 1.13%
NxStage Medical, Inc. (a)	53,827	1,501,235
HEALTH CARE SERVICES - 3.53%
Express Scripts Holding Company (a)(e)	49,274	4,681,523
INTEGRATED TELECOMMUNICATION SERVICES - 0.19%
AT&T, Inc.	7,384	247,955
MANAGED HEALTH CARE - 3.55%
Aetna, Inc. (e)	23,191	4,704,294
MOVIES & ENTERTAINMENT - 6.04%
Twenty-First Century Fox, Inc. Class A	8,302	384,632
Twenty-First Century Fox, Inc. Class B (e)	166,532	7,630,496
		8,015,128
OIL & GAS DRILLING - 1.30%
Ocean Rig UDW, Inc. Class A (a)(b)	49,660	1,719,229
OIL & GAS EXPLORATION & PRODUCTION - 0.51%
Alta Mesa Resources, Inc. (a)(e)	28,539	119,293
EQT Corporation	12,700	561,721
		681,014
OIL & GAS REFINING & MARKETING - 3.52%
Andeavor (e)(f)	30,893	4,677,200
OIL & GAS STORAGE & TRANSPORTATION - 1.04%
Columbia Pipeline Group, Inc. (a)(d)(g)(i)	38,718	1,012,025
Enbridge Energy Partners LP	11,449	125,824
Energy Transfer Partners LP	5,309	118,178
Spectra Energy Partners LP	3,498	124,914
		1,380,941
PACKAGED FOODS & MEATS - 3.75%
Pinnacle Foods, Inc. (e)	76,857	4,981,102
PAPER PRODUCTS - 0.08%
KapStone Paper and Packaging Corporation	3,094	104,918
PROPERTY & CASUALTY INSURANCE - 1.35%
Aspen Insurance Holdings Ltd. (b)	42,955	1,795,519
REITs - 0.22%
Forest City Realty Trust, Inc. Class A	4,391	110,170
Gramercy Property Trust	6,559	179,979
		290,149

RESEARCH & CONSULTING SERVICES - 0.13%
The Dun & Bradstreet Corporation	1,259	179,420
SPECIAL PURPOSE ACQUISITION COMPANIES - 11.20%
Avista Healthcare Public Acquisition Corporation Class A (a)(b)(e)	100,214	1,015,168
Big Rock Partners Acquisition Corporation (a)(f)	45,950	460,649
Bison Capital Acquisition Corporation (a)(b)	35,538	362,843
Black Ridge Acquisition Corporation (a)(f)	40,778	400,440
Churchill Capital Corporation (a)	127,245	1,288,992
CM Seven Star Acquisition Corporation (a)(b)(e)	97,424	982,034
Constellation Alpha Capital Corporation (a)(b)	134,259	1,358,701
Draper Oakwood Technology Acquisition, Inc. Class A (a)(f)	52,499	535,490
Easterly Acquisition Corporation (a)	20,939	218,812
GigCapital, Inc. (a)(f)	122,996	1,223,810
Gordon Pointe Acquisition Corporation (a)(f)	4,482	44,260
Industrea Acquisition Corporation Class A (a)	128,972	1,315,514
Kayne Anderson Acquisition Corporation Class A (a)	15,911	161,656
Legacy Acquisition Corporation Class A (a)	144,392	1,402,133
Matlin & Partners Acquisition Corporation Class A (a)	25,036	250,610
Modern Media Acquisition Corporation (a)(e)	71,496	722,109
Mudrick Capital Acquisition Corporation Class A (a)(f)	19,411	188,578
Pensare Acquisition Corporation (a)	56,616	563,895
Pure Acquisition Corporation (a)	44,644	433,270
Regalwood Global Energy Ltd. Class A (a)(b)(f)	97,770	955,702
Trinity Merger Corporation Class A (a)	99,243	975,559
		14,860,225
SPECIALIZED CONSUMER SERVICES - 1.48%
ServiceMaster Global Holdings, Inc. (a)	31,600	1,960,148
SYSTEMS SOFTWARE - 2.84%
CA, Inc. (e)	9,868	435,672
Dell Technologies, Inc. Class V (a)	34,263	3,327,623
		3,763,295
TOTAL COMMON STOCKS (Cost $74,090,069)		75,652,926

CLOSED-END FUNDS - 4.97%
Altaba, Inc. (a)	26,464	1,802,728
Apollo Senior Floating Rate Fund, Inc.	22,543	360,237
Apollo Tactical Income Fund, Inc.	614	9,535
Ares Dynamic Credit Allocation Fund	4,683	72,727
BlackRock Debt Strategies Fund, Inc. (e)	67,032	746,737
BlackRock Floating Rate Income Strategies Fund, Inc.	19,222	265,071
Eaton Vance Floating-Rate Income Trust	22,900	334,340
First Trust Senior Floating Rate Income Fund II	22,317	283,872
Invesco Dynamic Credit Opportunities Fund	31,842	365,228
Invesco Senior Income Trust	173,546	746,248
Nuveen Credit Strategies Income Fund	1,574	12,545
Voya Prime Rate Trust	147,638	735,237
Western Asset High Income Opportunity Fund, Inc. (e)	179,467	854,263
TOTAL CLOSED-END FUNDS (Cost $6,716,116)		6,588,768

PREFERRED STOCKS - 2.82%
AllianzGI Convertible & Income Fund, 5.625%, Series A	44,837	1,127,202
Colony Capital, Inc., 8.750%, Series E (e)	37,590	963,056
Fannie Mae, 8.250% (3 Month LIBOR + 7.750%), Series S (a)(j)	39,497	217,628
Freddie Mac, 8.375% (3 Month LIBOR + 7.875%), Series Z (a)(j)	52,260	278,546
Kimco Realty Corporation, 5.250%, Series M (e)	28,577	637,553
LaSalle Hotel Properties, 6.375%, Series I	3,515	86,961
NuStar Logistics LP, 9.073% (3 Month LIBOR + 6.734%), 1/15/2043 (e)(j)	17,282	436,371
TOTAL PREFERRED STOCKS (Cost $3,789,942)		3,747,317

CONTINGENT VALUE RIGHTS - 0.00% (a)(e)(g)
Media General, Inc.	42,852	1,285
TOTAL CONTINGENT VALUE RIGHTS (Cost $0)		1,285

RIGHTS - 0.19% (a)(f)
Big Rock Partners Acquisition Corporation	45,950	21,367
Bison Capital Acquisition Corporation (b)	35,538	18,657
Black Ridge Acquisition Corporation	40,778	15,496
CM Seven Star Acquisition Corporation (b)	97,424	51,148
Draper Oakwood Technology Acquisition, Inc. Class A	47,718	24,336
GigCapital, Inc.	122,996	65,175
Modern Media Acquisition Corporation	71,496	31,097
Pensare Acquisition Corporation	56,616	25,432
TOTAL RIGHTS (Cost $185,238)		252,708

WARRANTS - 0.33% (a)(f)
Big Rock Partners Acquisition Corporation	22,975	9,545
Bison Capital Acquisition Corporation (b)	17,769	9,061
Black Ridge Acquisition Corporation	40,778	17,942
CM Seven Star Acquisition Corporation (b)	48,712	23,625
ConvergeOne Holdings, Inc.	52,837	73,444
Draper Oakwood Technology Acquisition, Inc. Class A	23,859	14,077
Federal Street Acquisition Corporation	4,238	6,145
GigCapital, Inc.	92,247	45,847
Legacy Acquisition Corporation Class A	144,392	64,255
Modern Media Acquisition Corporation	35,748	20,555
Mudrick Capital Acquisition Corporation Class A	19,411	12,811
Pensare Acquisition Corporation	28,308	14,720
Pure Acquisition Corporation	22,322	30,135
Regalwood Global Energy Ltd. Class A (b)	32,590	47,581
Trinity Merger Corporation Class A	99,243	49,622
TOTAL WARRANTS (Cost $315,033)		439,365

	Principal Value
CONVERTIBLE BONDS - 0.95% (f)
Caesars Entertainment Corporation
5.000%, 10/1/2024	$251,397	410,050
NXP Semiconductors NV
1.000%, 12/1/2019 (b)	809,000	844,377
TOTAL CONVERTIBLE BONDS (Cost $1,239,481)		1,254,427

CORPORATE BONDS - 15.55% (f)
Ardagh Packaging Finance plc / Ardagh Holdings MP USA, Inc.
7.250%, 5/15/2024 (b)(h)	2,971,000	3,119,550
BlueLine Rental Finance Corporation / BlueLine Rental LLC
9.250%, 3/15/2024 (h)	1,143,000	1,202,293
Dynegy, Inc.
5.875%, 6/1/2023	601,000	619,481
EIG Investors Corporation
10.875%, 2/1/2024	2,068,000	2,267,045
Enbridge, Inc.
6.000% (Fixed at 6.000% until 2027), 1/15/2077 (b)(e)(j)	1,279,000	1,241,413
Envision Healthcare Corporation
5.625%, 7/15/2022	3,402,000	3,499,638
LifePoint Health, Inc.
5.875%, 12/1/2023	644,000	673,785
5.375%, 5/1/2024	1,263,000	1,318,256
Rent-A-Center, Inc.
6.625%, 11/15/2020	382,000	382,955
4.750%, 5/1/2021	512,000	512,000
Rite Aid Corporation
6.125%, 4/1/2023 (h)	616,000	555,170
Sinclair Television Group, Inc.
6.125%, 10/1/2022 (e)	1,600,000	1,636,000
Spectrum Brands Holdings, Inc.
7.750%, 1/15/2022 (e)	2,591,000	2,673,912
T-Mobile USA, Inc.
6.500%, 1/15/2024	217,000	225,951
Tribune Media Company
5.875%, 7/15/2022	77,000	79,021
Univar USA, Inc.
6.750%, 7/15/2023 (h)	604,000	626,650
TOTAL CORPORATE BONDS (Cost $20,730,371)		20,633,120

	Contracts (100 shares per contract)	Notional Amount
PURCHASED CALL OPTIONS - 0.03%
SPDR S&P 500 ETF Trust
Expiration: November 2018, Exercise Price: $295.00	98	$2,849,056	23,128
VF Corporation
Expiration: November 2018, Exercise Price: $100.00	135	1,261,575	10,935
			34,063
PURCHASED PUT OPTIONS - 0.34%
AT&T, Inc.
Expiration: October 2018, Exercise Price: $32.00	51	171,258	765
Bayer AG
Expiration: November 2018, Exercise Price: EUR: 72.00 (b)(f)	74	566,174	11,771
The Blackstone Group LP
Expiration: December 2018, Exercise Price: $34.00	346	1,317,568	14,705
Expiration: December 2018, Exercise Price: $35.00	169	643,552	10,816
Cisco Systems, Inc.
Expiration: November 2018, Exercise Price: $44.00	63	306,495	2,016
Conagra Brands, Inc.
Expiration: December 2018, Exercise Price: $31.00	12	40,764	510
DowDuPont, Inc.
Expiration: October 2018, Exercise Price: $62.50	371	2,385,901	22,631
Expiration: November 2018, Exercise Price: $65.00	64	411,584	15,552
EQT Corporation
Expiration: December 2018, Exercise Price: $40.00	973	4,303,579	116,760
FTSE 100 Index
Expiration: December 2018, Exercise Price: GBP: 7,800.00 (b)(f)(k)	5	375,510	23,298
HP, Inc.
Expiration: November 2018, Exercise Price: $23.00	62	159,774	744
Huntsman Corporation
Expiration: November 2018, Exercise Price: $27.00	1,178	3,207,694	135,470
Marriott Vacations Worldwide Corporation
Expiration: October 2018, Exercise Price: $95.00	34	379,950	425
ServiceMaster Global Holdings, Inc.
Expiration: November 2018, Exercise Price: $55.00	316	1,960,148	15,010
Shire plc - ADR
Expiration: October 2018, Exercise Price: $160.00	16	290,032	520
SPDR S&P 500 ETF Trust
Expiration: October 2018, Exercise Price: $285.00	302	8,779,744	29,596
Tenneco, Inc.
Expiration: October 2018, Exercise Price: $37.00 (f)	149	627,886	3,353
Expiration: October 2018, Exercise Price: $39.00	500	2,107,000	20,000
Trinity Industries, Inc.
Expiration: October 2018, Exercise Price: $30.00	926	3,392,864	2,315
VanEck Vectors Semiconductor ETF
Expiration: October 2018, Exercise Price: $107.00	74	787,730	16,724
The Walt Disney Company
Expiration: January 2019, Exercise Price: $95.00	323	3,777,162	11,305
			454,286
TOTAL PURCHASED OPTIONS (Cost $593,099)			488,349

	Principal Amount
ESCROW NOTES - 0.05% (a)(d)(g)
AMR Corporation	$28,850		44,718
Winthrop Realty Trust (e)	26,484		21,187
TOTAL ESCROW NOTES (Cost $105,025)			65,905

	Shares
SHORT-TERM INVESTMENTS - 14.30%
MONEY MARKET FUNDS - 2.48% (c)(e)
JPMorgan U.S. Government Money Market Fund, Institutional Share Class, 1.96%	3,292,077		3,292,077
			3,292,077
	Principal Amount
U.S. TREASURY BILLS - 11.82% (f)
United States Treasury Bills
1.94%, 10/18/2018 (e)	$1,260,000		1,258,773
1.93%, 10/25/2018 (e)	800,000		798,895
1.94%, 11/1/2018	1,500,000		1,497,342
1.96%, 11/8/2018	100,000		99,782
2.00%, 11/23/2018 (e)	3,080,000		3,070,461
2.04%, 12/6/2018 (e)	1,900,000		1,892,606
2.06%, 1/17/2019 (e)	700,000		695,417
2.09%, 1/24/2019	400,000		397,179
2.12%, 1/31/2019	1,600,000		1,587,969
2.15%, 2/7/2019	900,000		892,728
2.14%, 2/14/2019 (e)	200,000		198,300
2.15%, 2/21/2019 (e)	200,000		198,198
2.18%, 2/28/2019 (e)	3,130,000		3,100,346
			15,687,996

TOTAL SHORT-TERM INVESTMENTS (Cost $18,984,639)		18,980,073
TOTAL LONG INVESTMENTS (Cost $126,749,013) - 96.55%		128,104,243
	Shares
SHORT INVESTMENTS - (16.54)%
COMMON STOCKS - (16.43)%
AEROSPACE & DEFENSE - (2.06)%
United Technologies Corporation	(19,586)	(2,738,319)
AIRLINES - (0.04)%
American Airlines Group, Inc.	(1,443)	(59,639)
BROADCASTING - (0.39)%
Discovery Communications, Inc. Class A	(16,146)	(516,672)
CABLE & SATELLITE - (0.56)%
Sirius XM Holdings, Inc.	(117,749)	(744,174)
DRUG RETAIL - (1.90)%
CVS Health Corporation	(31,996)	(2,518,725)
INDUSTRIAL GASES - (0.33)%
Praxair, Inc. (f)	(2,731)	(440,073)
INTERNET & DIRECT MARKETING RETAIL - (1.56)%
Alibaba Group Holding Ltd. - ADR	(12,548)	(2,067,409)
MANAGED HEALTH CARE - (1.88)%
Cigna Corporation	(11,992)	(2,497,334)
MOVIES & ENTERTAINMENT - (0.04)%
The Walt Disney Company	(443)	(51,804)
OIL & GAS DRILLING - (0.84)%
Transocean Ltd. (b)	(80,091)	(1,117,269)
OIL & GAS REFINING & MARKETING - (3.10)%
Marathon Petroleum Corporation (f)	(51,108)	(4,118,283)
OIL & GAS STORAGE & TRANSPORTATION - (0.28)%
Enbridge, Inc. (b)	(7,722)	(249,343)
Energy Transfer Equity LP	(6,795)	(118,437)
		(367,780)
PACKAGED FOODS & MEATS - (1.25)%
Conagra Brands, Inc.	(48,714)	(1,654,815)
REITs - (0.39)%
Brookfield Property Partners LP (b)	(24,527)	(512,369)
SEMICONDUCTORS - (0.63)%
KLA-Tenor Corporation	(8,222)	(836,260)
SYSTEMS SOFTWARE - (1.18)%
VMware, Inc. Class A	(10,054)	(1,569,027)
TOTAL COMMON STOCKS (Proceeds $20,670,927)		(21,809,952)

PRIVATE PLACEMENTS - (0.11)% (g)
Twenty-First Century Fox, Inc. Class A	(4,658)	(139,740)
TOTAL PRIVATE PLACEMENTS (Proceeds $139,507)		(139,740)

TOTAL SHORT INVESTMENTS
(Proceeds $20,810,434) - (16.54)%		(21,949,692)
TOTAL NET INVESTMENTS
(Cost $105,938,579) - 80.01%		106,154,551
OTHER ASSETS IN EXCESS OF LIABILITIES - 19.99%		26,519,904
TOTAL NET ASSETS - 100.00%		$132,674,455

ADR	- American Depository Receipt
ETF	- Exchange-Traded Fund
EUR	- Euro
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
REITs	- Real Estate Investment Trusts
(a)	Non-income producing security.
(b)	Foreign security.
(c)	The rate quoted is the annualized seven-day yield as of September 30, 2018.
(d)	Security fair valued by the Valuation Group in good faith in accordance with the policies adopted by the Board of Trustees.
(e)	All or a portion of the shares have been committed as collateral for open securities sold short, written option contracts, swap contracts, and forward currency exchange contracts.
(f)	Level 2 Security. Please see footnote (m) on the Schedule of Investments for more information.
(g)	Level 3 Security. Please see footnote (m) on the Schedule of Investments for more information.
(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of September 30, 2018, these securities represent 4.15% of total net assets.

(i)
Restricted security. The Fund may own investment securities that have other legal or contractual limitations, and thus are restricted as to resale. These securities are valued by the Valuation Group under the supervision of the Board of Trustees. As of September 30, 2018, this common stock had a cost of $983,662 and its market value represented 0.76% of total net assets. The Fund's adviser perfected its appraisal rights over this security as of 6/20/2016. Please see footnote (m) on the Schedule of Investments for more information.

(j)	The coupon rate shown on variable rate securities represents the rate as of September 30, 2018.
(k)	10 shares per contract.
(l)	As of September 30, 2018, the components of accumulated earnings (losses) for income tax purposes were as follows*:

Total Portfolio
Tax Cost (1)	$ 104,707,447

Gross unrealized appreciation	8,847,835
Gross unrealized depreciation	(6,986,077)
Net unrealized appreciation	$ 1,861,758

(1) Tax cost represents tax on investments, net of proceeds on securities sold short and premiums on written options.

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent annual report.

(m)	Investment Valuation

The following is a summary of the Fund's pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Equity securities, including common and preferred stocks, closed-end funds and ETFs, that trade on an exchange will typically be valued based on the last reported sale price.
Securities listed on NASDAQ are typically valued using the NASDAQ Official Closing Price. The securities valued using quoted prices in active markets are classified as
Level 1 investments. If, on a particular day, an exchange-listed security does not trade, then the mean between the closing bid and asked prices will typically be used to value the security. These securities are classified as Level 2 investments. Fixed income securities having a maturity of greater than 60 days are typically valued based on evaluations provided by an independent pricing vendor. Investments in United States government securities (other than short-term securities) are valued at the mean between the 4:00
p.m. New York time bid and asked prices supplied by a third party vendor. Short-term fixed-income securities having a maturity of less than 60 days are valued at market quotations or based on valuations supplied by a third party pricing service. If a reliable price from a third party pricing service is unavailable, amortized cost may be used if it is determined that the instrument's amortized cost value represents approximately the fair value of the security. These are classified as Level 2 investments.

Investments in Special Purpose Acquisition Companies, including their related units, shares, rights and warrants (each a "SPAC interest"), will typically be valued by reference to the last reported transaction for the composite exchange. If, on a particular day, no reliable market transaction is readily available and reported for the composite exchange, then the mean between the closing bid and asked prices on the composite exchange will be used to value the SPAC interest, or the SPAC interest will be fair valued in accordance with the Fund's pricing procedures. These securities are classified as Level 2 investments.

Exchange-traded options are typically valued at the higher of the intrinsic value of the option (i.e., what the Fund would pay or can receive upon the option being exercised)
or the last reported composite sale price when such sale falls between the bid and asked prices. When the last sale of an exchange-traded option is outside the bid and asked prices,the Fund will typically value the option at the higher of the intrinsic value of the option or the mean between the highest end of day option bid price and the lowest end of day option ask price. Options for which there is an active market are classified as Level 1 investments, but options not listed on an exchange and/or are fair valued in accordance with the Fund's pricing procedures are classified as Level 2 investments.

Investments in registered open-end investment companies are typically valued at their reported net asset value ("NAV") per share. These securities are generally classified as
Level 1 investments. Forward currency contracts are valued daily at the prevailing forward exchange rate. These securities are generally classified as Level 2. In general, swap prices are determined using the same methods as would be used to price the underlying security. When the underlying security is the subject of a completed corporate reorganization for which the final deal terms are known, the swap is priced at the value of the consideration to be received by the Fund. The credit quality of counterparties and collateral is monitored and the valuation of a swap may be adjusted if it is believed that the credit quality of the counterparty or collateral affects the market value of the swap position. These securities are generally classified as Level 2 investments.

The Fund typically fair values securities and assets for which (a) market quotations are not readily available or (b) market quotations are believed to be unrepresentative of market value. For example, the Fund may fair value a security that primarily trades on an exchange that closes before the New York Stock Exchange ("NYSE") if a significant event occurs after the close of the exchange on which the security primarily trades but before the NYSE closes. Fair valuations are determined in good faith by the Valuation
Group (the "Valuation Group"), a committee comprised of persons who are officers of the Trust or representatives of the Adviser, acting pursuant to procedures adopted by the Board. When fair-value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition, due to the subjective nature of fair-value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset's sale. These securities are generally classified as Level 2 or 3 depending on the inputs as described below.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — Significant unobservable inputs are those inputs that reflect the applicable Fund's own assumptions that market participants would use to price the asset or liability based on the best available information.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for the Fund as of September 30, 2018. These assets and liabilities are measured on a recurring basis.

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$66,154,772	$8,486,129	$1,012,025	$75,652,926
Closed End Funds	6,588,768	-	-	6,588,768
Preferred Stock	3,747,317	-	-	3,747,317
Contingent Value Rights	-	-	1,285	1,285
Rights	-	252,708	-	252,708
Warrants	-	439,365	-	439,365
Convertible Bonds	-	1,254,427	-	1,254,427
Corporate Bonds	-	20,633,120	-	20,633,120
Purchased Option Contracts	449,927	38,422	-	488,349
Escrow Notes	-	-	65,905	65,905
Short-Term Investments	3,292,077	15,687,996	-	18,980,073
Forward Currency Exchange Contracts**	-	87,289	-	87,289
Swap Contracts**	-	2,219,213	-	2,219,213
Total	$80,232,861	$49,095,316	$1,079,215	$130,410,745

Liabilities
Short Common Stock*	$17,251,596	$4,558,356	$-	$21,809,952
Private Placements	-	-	139,740	139,740
Written Option Contracts	1,071,166	31,961	-	1,103,127
Swap Contracts**	-	788,721	-	788,721
Total	$18,322,762	$5,379,038	$139,740	$23,841,540

*	Please refer to the Schedules of Investments to view long/short common stocks segregated by industry type.
**	Forward currency exchange contracts and swap contracts are valued at the net unrealized appreciation (depreciation) on the instrument by counterparty.

The Level 2 securities are priced using inputs such as current yields, discount rates, credit quality, yields on comparable securities, trading volume, maturity date, market bid and asked prices, prices on comparable securities and other significant inputs. Level 3 securities are valued by using broker quotes or such other pricing sources or data as are permitted by the Fund's pricing procedures. At September 30, 2018, the value of these assets and liabilities was $1,079,215 and $139,740, respectively. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs as described in footnote (m). The appropriateness of fair values for these securities is monitored by the Valuation Group on an ongoing basis.

 There were no transfers to Level 3 securities during the nine months ended September 30, 2018.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Common Stock	Contingent Value Rights	Escrow Notes	Private Placements	Total Investment
Balance as of December 31, 2017	$ 1,003,220	$ 5,293	$ 218,306	$ -	$ 1,226,819
Purchases on Investments*	-	-	-	(139,507)	(139,507)
(Sales) of Investments	-	-	-	-	-
Realized (Gain) Loss	-	(5,000)	(3,132)	-	(8,132)
Transfers Into Level 3	-	-	-	-	-
(Transfer Out) of Level 3	-	-	-	-	-
Change in Unrealized Appreciation (Depreciation)	8,805	992	(149,269)	(233)	(139,705)
Balance as of September 30, 2018	$ 1,012,025	$ 1,285	$ 65,905	$ (139,740)	$ 939,475

The net change in unrealized appreciation (depreciation) on investments related to Level 3 securities held by the Fund at September 30, 2018 totals $(139,705).

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for material Level 3 investments as of September 30, 2018 are as follows:

Description	Fair Value at September 30, 2018	Valuation Technique	Unobservable Input
Common Stock	$ 1,012,025	Discounted Cash Flow Model	Discount Rates/ Terminal Value/ Cash Flow Projections

The table above does not include certain Level 3 investments that are valued by brokers and pricing services. At September 30, 2018, the value of these assets and liabilities was $67,190 and $139,740, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in footnote (m).

(n)	Disclosures about Derivative Instruments and Hedging Activities at September 30, 2018.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of September 30, 2018 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$ 488,349	N/A	$ -
Written Option Contracts	N/A	-	Schedule of Written Options	1,103,127
Swap Contracts	Schedule of Swap Contracts	2,219,213	Schedule of Swap Contracts	788,721
Foreign Exchange Contracts:
Exchange Contracts Forward Currency	Schedule of Forward Currency Exchange Contracts	87,289	Schedule of Forward Currency Exchange Contracts	-
Total		$ 2,794,851		$ 1,891,848

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF WRITTEN OPTIONS
September 30, 2018 (Unaudited)

	Contracts (100 shares per contract)	Notional Amount	Value
WRITTEN CALL OPTIONS
AT&T, Inc.
Expiration: October 2018, Exercise Price: $34.00	29	$97,382	$580
The Blackstone Group LP
Expiration: December 2018, Exercise Price: $40.00	346	1,317,568	23,528
Expiration: December 2018, Exercise Price: $41.00	169	643,552	7,267
CBS Corporation Class B
Expiration: October 2018, Exercise Price: $55.00	570	3,274,650	163,590
Conagra Brands, Inc.
Expiration: December 2018, Exercise Price: $35.00	12	40,764	960
Dell Technologies, Inc. Class V
Expiration: October 2018, Exercise Price: $95.00	52	505,024	17,160
DowDuPont, Inc.
Expiration: October 2018, Exercise Price: $67.50	185	1,189,735	4,440
Expiration: November 2018, Exercise Price: $70.00	64	411,584	2,496
EQT Corporation
Expiration: December 2018, Exercise Price: $50.00	127	561,721	13,970
Huntsman Corporation
Expiration: November 2018, Exercise Price: $29.00	67	182,441	3,685
Expiration: November 2018, Exercise Price: $32.00	428	1,165,444	5,350
Expiration: November 2018, Exercise Price: $33.00	13	35,399	104
Marriott Vacations Worldwide Corporation
Expiration: October 2018, Exercise Price: $105.00	34	379,950	26,690
NXP Semiconductors NV
Expiration: October 2018, Exercise Price: $90.00	267	2,282,850	17,622
ServiceMaster Global Holdings, Inc.
Expiration: November 2018, Exercise Price: $60.00	316	1,960,148	109,020
Shire plc - ADR
Expiration: October 2018, Exercise Price: $170.00	18	326,286	21,150
SPDR S&P 500 ETF Trust
Expiration: November 2018, Exercise Price: $287.00	98	2,849,056	73,353
Tenneco, Inc.
Expiration: October 2018, Exercise Price: $40.00	149	627,886	39,858
Expiration: October 2018, Exercise Price: $44.00	273	1,150,422	13,650
VF Corporation
Expiration: November 2018, Exercise Price: $95.00	135	1,261,575	32,738
The Walt Disney Company
Expiration: January 2019, Exercise Price: $115.00	297	3,473,118	171,517
			748,728
WRITTEN PUT OPTIONS
Bayer AG
Expiration: November 2018, Exercise Price: EUR: 78.00 (a)(b)	74	566,174	31,961
EQT Corporation
Expiration: December 2018, Exercise Price: $45.00	846	3,741,858	270,719
SPDR S&P 500 ETF Trust
Expiration: October 2018, Exercise Price: $275.00	258	7,500,576	10,191
Tenneco, Inc.
Expiration: October 2018, Exercise Price: $42.00	148	623,672	14,800
Expiration: October 2018, Exercise Price: $43.00	79	332,906	12,838
Trinity Industries, Inc.
Expiration: October 2018, Exercise Price: $34.00	926	3,392,864	13,890
			354,399
TOTAL WRITTEN OPTIONS
(Premiums received $1,231,132)			$1,103,127

ADR - American Depository Receipt
ETF - Exchange-Traded Fund
EUR - Euro
plc - Public Limited Company
(a) Foreign Security.
(b) Level 2 Security. Please see footnote (m) on the Schedule of Investments for more information.

WCM Alternatives: Event-Driven Fund
SCHEDULE OF FORWARD CURRENCY EXCHANGE CONTRACTS
September 30, 2018 (Unaudited)
								Unrealized
Settlement				USD Value at			USD Value at	Appreciation
Date	Counterparty	Currency to be Delivered		September 30, 2018	Currency to be Received		September 30, 2018	(Depreciation)*
11/7/2018	JPM	1,925,415	AUD	$ 1,392,186	1,383,883	USD	$ 1,383,883	$ (8,303)
11/7/2018	JPM	1,383,603	USD	1,383,603	1,925,415	AUD	1,392,186	8,583
11/15/2018	JPM	108,674	AUD	78,582	79,870	USD	79,870	1,288
1/16/2019	JPM	323,630	CAD	251,155	249,942	USD	249,942	(1,213)
1/3/2019	JPM	2,243,442	EUR	2,627,261	2,591,467	USD	2,591,467	(35,794)
3/21/2019	JPM	2,613,087	EUR	3,080,627	3,113,970	USD	3,113,970	33,343
3/21/2019	JPM	580,964	USD	580,964	489,270	EUR	576,811	(4,153)
10/11/2018	JPM	6,081,461	GBP	7,931,195	8,075,130	USD	8,075,130	143,935
10/11/2018	JPM	7,980,574	USD	7,980,574	6,081,461	GBP	7,931,195	(49,379)
12/13/2018	JPM	1,026,830	GBP	1,343,392	1,342,374	USD	1,342,374	(1,018)
				$ 26,649,539			$ 26,736,828	$ 87,289

AUD	- Australian Dollar
CAD	- Canadian Dollar
EUR	- Euro
GBP	- British Pound
JPM	- JPMorgan Chase & Co., Inc.
USD	- U.S. Dollar
*	Net unrealized appreciation (depreciation) is a receivable (payable).

WCM Alternatives: Event-Driven Fund
SCHEDULE OF SWAP CONTRACTS
September 30, 2018 (Unaudited)

								Unrealized
		Termination	Pay/Receive on	Financing	Payment		Notional	Appreciation
Counterparty	Security	Date	Financing Rate	Rate	Frequency	Shares	Amount	(Depreciation)*
LONG TOTAL RETURN SWAP CONTRACTS
JPM	Aetna, Inc.	3/5/2019	Pay	0.300% +3 Month LIBOR	Quarterly	20,429	$ 3,789,898	$ 350,816
JPM	Altaba, Inc.	11/1/2018	Pay	0.626% +3 Month LIBOR	Quarterly	173,311	12,475,377	(683,094)
BAML	Andeavor	4/30/2019	Pay	0.750% +1 Month LIBOR	Monthly	15,261	2,107,642	201,472
JPM	APN Outdoor Group Ltd.	8/22/2019	Pay	0.400% +3 Month LIBOR	Quarterly	16,220	75,189	2,817
JPM	AT&T, Inc.	6/15/2019	Pay	0.300% +3 Month LIBOR	Quarterly	28,318	903,646	46,347
BAML	Brookfield Property REIT, Inc. Class A	8/30/2019	Pay	0.750% +1 Month LIBOR	Monthly	29,805	582,474	41,195
BAML	CBS Corporation Class B	10/20/2018	Pay	0.400% +1 Month LIBOR	Monthly	72,506	4,183,932	(20,925)
JPM	Discovery Communications, Inc. Class C	3/9/2019	Pay	0.000%(1)	Quarterly	16,146	-	477,599
BAML	DowDuPont, Inc.	10/20/2018	Pay	0.400% +1 Month LIBOR	Monthly	6,841	487,462	(47,805)
JPM	Envision Healthcare Corporation	8/13/2019	Pay	0.300% +3 Month LIBOR	Quarterly	33,930	1,517,519	32,546
BAML	Express Scripts Holding Company	3/20/2019	Pay	0.750% +1 Month LIBOR	Monthly	10,593	818,662	187,256
BAML	Gemalto NV	6/1/2019	Pay	0.350% +1 Month LIBOR	Monthly	43,979	2,567,054	(5,235)
BAML	Gramercy Property Trust	5/11/2019	Pay	0.750% +1 Month LIBOR	Monthly	63,242	1,740,038	(5,837)
JPM	Innogy SE	7/11/2019	Pay	0.400% +3 Month LIBOR	Quarterly	55,714	2,388,700	100,753
BAML	Integrated Device Technology, Inc.	9/11/2019	Pay	0.750% +1 Month LIBOR	Monthly	19,660	916,683	6,927
JPM	Liberty Media Corporation- Liberty SiriusXM Class A	12/19/2018	Pay	0.300% +3 Month LIBOR	Quarterly	12,597	496,992	49,712
BAML	Linde AG	3/9/2019	Pay	0.350% +1 Month LIBOR	Monthly	4,872	1,115,943	35,669
JPM	Marriott Vacations Worldwide Corporation	9/4/2019	Pay	0.300% +3 Month LIBOR	Quarterly	3,400	360,688	18,893
JPM	Melrose Industries plc	9/27/2019	Pay	0.300% +3 Month LIBOR	Quarterly	488,351	1,437,647	(166,622)
BAML	NXP Semiconductors NV	10/20/2018	Pay	0.400% +1 Month LIBOR	Monthly	35,457	4,255,875	(1,226,768)
BAML	Rite Aid Corporation	10/20/2018	Pay	0.400% +1 Month LIBOR	Monthly	28,938	52,957	(15,947)
BAML	Rockwell Collins, Inc.	12/11/2018	Pay	0.400% +1 Month LIBOR	Monthly	29,511	3,977,303	165,766
JPM	Shire plc	5/2/2019	Pay	0.300% +3 Month LIBOR	Quarterly	8,294	994,949	168,489
BAML	Shire plc	6/29/2019	Pay	0.800% +1 Month LIBOR	Monthly	64,000	3,678,524	182,277
JPM	Twenty-First Century Fox, Inc. Class B	12/18/2018	Pay	0.300% +3 Month LIBOR	Quarterly	56,820	2,080,181	521,180
BAML	USG Corporation	9/11/2019	Pay	0.750% +1 Month LIBOR	Monthly	26,672	1,149,697	4,727

SHORT TOTAL RETURN SWAP CONTRACTS
JPM	Alibaba Group Holding Ltd. - ADR	11/1/2018	Receive	(0.600)% +3 Month LIBOR	Quarterly	(57,539)	(10,824,698)	1,351,524
BAML	Brookfield Property Partners LP	3/28/2019	Pay	(4.500)% +1 Month LIBOR	Monthly	(5,278)	(100,191)	(11,023)
BAML	Cigna Corporation	3/20/2019	Receive	(0.400)% +1 Month LIBOR	Monthly	(2,578)	(444,687)	(92,006)
JPM	CVS Health Corporation	9/6/2019	Receive	(0.600)% +3 Month LIBOR	Quarterly	(4,549)	(356,080)	(1,899)
BAML	Marathon Petroleum Corporation	4/30/2019	Receive	(0.400)% +1 Month LIBOR	Monthly	(24,257)	(1,833,395)	(120,482)
BAML	Praxair, Inc.	1/25/2019	Receive	(0.400)% +1 Month LIBOR	Monthly	(4,803)	(747,548)	(26,101)
BAML	Takeda Pharmaceutical Company Ltd.	6/29/2019	Receive	(0.750)% +1 Month LIBOR	Monthly	(59,531)	(2,501,581)	(41,881)
JPM	Takeda Pharmaceutical Company Ltd.	8/17/2019	Receive	(0.400)% +3 Month LIBOR	Quarterly	(7,718)	(325,662)	(4,050)
JPM	The Walt Disney Company	1/23/2019	Receive	(0.600)% +3 Month LIBOR	Quarterly	(5,292)	(572,662)	(45,798)
								$ 1,430,492
ADR	- American Depository Receipt
BAML	- Bank of America Merrill Lynch & Co., Inc.
JPM	- JPMorgan Chase & Co., Inc.
LIBOR	- London Interbank Offered Rate
plc	- Public Limited Company
REIT	- Real Estate Investment Trust
*	Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).
(1)	Security held is the direct result of a corporate action. There is no associated financing rate and the security is held with a zero cost basis.

Item 2. Controls and Procedures.

(a)           The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial
Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d 15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Westchester Capital Funds

By (Signature and Title /s/ Michael T. Shannon
                                          Michael T. Shannon, Co-President

Date                                              11/21/2018

By (Signature and Title) /s/ Roy Behren
                                           Roy Behren, Co-President and Treasurer

Date                                              11/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael T. Shannon
                                              Michael T. Shannon, Co-President

Date                                              11/21/2018

By (Signature and Title)* /s/ Roy Behren
                                              Roy Behren, Co-President and Treasurer

Date                                              11/21/2018

* Print the name and title of each signing officer under his or her signature.